Commitments and contingencies (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	$ 3,436
Purchase obligations	1,993
Leases committed not yet commenced	6
Total	5,435
Estimated future cost impact	100
2021
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	975
Purchase obligations	545
Leases committed not yet commenced	2
Total	1,522
2022
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	835
Purchase obligations	479
Leases committed not yet commenced	2
Total	1,316
2023
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	608
Purchase obligations	331
Leases committed not yet commenced	1
Total	940
2024
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	416
Purchase obligations	225
Leases committed not yet commenced	1
Total	642
2025
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	250
Purchase obligations	144
Leases committed not yet commenced	0
Total	394
THERE- AFTER
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	352
Purchase obligations	269
Leases committed not yet commenced	0
Total	$ 621